Business combination (Details) shares in Thousands	Dec. 31, 2020 shares
Business Combination Details [Abstract]
Mogo Finance common shares outstanding at June 20, 2019	24,101,405
Less: Mogo Finance common shares already held by Difference (not exchanged for common shares in Difference)	(2,549,163)
Difference common shares outstanding at June 20, 2019	5,725,821
Common shares of Mogo outstanding upon completion of the Business Combination	27,278,063
Common shares of Mogo Finance immediately before the Business Combination	24,101,405
Incremental issuance of common shares	3,176,658